5.MINERAL PROPERTY COMMITMENTS - RELATED PARTY (Details) (USD $)	2 Months Ended			3 Months Ended			5 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended		15 Months Ended	16 Months Ended	19 Months Ended	20 Months Ended	23 Months Ended	80 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Jun. 29, 2012	Jun. 28, 2012	Jun. 27, 2012	Mar. 30, 2012	Mar. 29, 2012	Mar. 26, 2012	Dec. 31, 2011	Dec. 29, 2011	Dec. 28, 2011	Dec. 31, 2007	Dec. 30, 2007	Jun. 29, 2007	Jun. 28, 2007	Jun. 27, 2007	Mar. 31, 2007
Mineral Industries Disclosures Related Pary [Abstract]
Lode-Mining Claims										58			58	10	10	12	12
Stock Issued During Period, Shares, Acquisitions	50,000	100,000	100,000	100,000	300,000	500,000				300,000			300,000	100,000	100,000	500,000	500,000
Sale of Stock, Price Per Share (in Dollars per share)	$ 0.10	$ 0.10	$ 0.02	$ 0.10	$ 0.10	$ 0.02	$ 0.02	$ 0.10	$ 0.10	$ 0.02	$ 0.02	$ 0.10	$ 0.10	$ 0.02	$ 0.10	$ 0.02	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.02	$ 0.10	$ 0.05	$ 0.10	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Stock Issued During Period, Value, Acquisitions (in Dollars)	$ 5,000		$ 2,000	$ 10,000	$ 30,000	$ 10,000	$ 5,000	$ 2,000	$ 10,000	$ 30,000	$ 30,000	$ 12,000	$ 30,000	$ 2,000	$ 2,000	$ 10,000	$ 10,000	$ 57,000
Contractual Obligation (in Dollars)				$ 5,000			$ 5,000			$ 5,000	$ 5,000		$ 5,000	$ 5,000	$ 5,000	$ 5,000	$ 5,000	$ 5,000